Registration No. 2-57116
                                                               File No. 811-2668

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                                     /   /


     POST-EFFECTIVE AMENDMENT NO. 44                                       /X/


                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                /X/


     AMENDMENT NO. 32                                                      /X/



                         OPPENHEIMER MUNICIPAL BOND FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

               6803 South Tuscn Way, Englewood, Colorado 80112
------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                 (212) 323-0200
------------------------------------------------------------------------------
                         (Registrant's Telephone Number)

                           ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


    / / immediately upon filing pursuant to paragraph (b) / / on ______________, pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph
    (a)(1) /X/ on January 8, 2001, pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on _______, pursuant to paragraph (a)(2) of Rule (485)


If appropriate, check the following box:

    / / This post-effective amendment designates a new effective date for a previously filed post-amendment.


310N1A_Jan01a

Oppenheimer
Municipal Bond Fund





Prospectus dated January 8, 2001



                                          Oppenheimer  Municipal  Bond Fund is a
                                          mutual fund. It seeks  current  income
                                          exempt from  federal  income  taxes by
                                          investing  in  municipal   securities,
                                          while attempting to preserve capital.
                                               This     Prospectus      contains
                                          important information about the Fund's
                                          objective,  its  investment  policies,
                                          strategies and risks. It also contains
                                          important information about how to buy
                                          and sell  shares of the Fund and other
                                          account features.
As with all mutual funds, the Please read this Prospectus Securities and Exchange Commission carefully before you invest and keep has not approved or disapproved the it for future reference about your Fund's securities nor has it account. determined that this Prospectus is accurate or complete.
It is a criminal offense to
represent otherwise.






                                                       1234

CONTENTS




                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies Main Risks of Investing in the Fund
                    The Fund's Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed


                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                       OppenheimerFunds Internet Web Site

                    How to Sell Shares
                    By Mail
                    By Telephone
                    By Checkwriting

                    How to Exchange Shares
                     Shareholder Account Rules and Policies
                    Dividends and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in municipal securities that pay interest exempt from federal individual income tax. These primarily include municipal bonds (which are long term obligations), municipal notes (short term obligations), interests in municipal leases, and tax-exempt commercial paper. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations such as Moody's).

     The Fund does not limit its investments to securities of a particular maturity range, but currently focuses on longer-term securities with maturities between 5 and 30 years when issued. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio manager looks nationwide for municipal securities using a variety of factors which may change over time and may vary in particular cases. The portfolio manager currently looks for:
  o Securities that provide high current income, o A wide range of securities to diversify the portfolio, o Securities having favorable credit characteristics, and o Special situations that provide opportunities for value.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors who want to pursue capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective. There is no assurance that the Fund will achieve its objective.

CREDIT RISK. Municipal securities are debt securities that are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's security.

INTEREST RATE RISKS. Municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. This means that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. These changes can affect the value of the Fund's investments and its prices per share. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



The Fund's Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                                 (BAR CHART)
                       [see appendix to the prospectus]

For the period from 1/1/00 through 9/30/00, the cumulative return (not annualized) for Class A shares was 5.18%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the 10-year period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 8.58% (1Q'95) and the lowest return (not annualized) for a calendar quarter was -6.51% (1Q'94).

                                                  Past 5 Years  Past 10 years
---------------------------------                 (or life of    (or life of
Average Annual Total Returns       Past 1 Year       class,         class,
For the periods ended December                      if less)       if less)
31, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares (inception             -9.59%         5.46%          5.74%
10/27/76)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond        -2.06%         6.91%          6.89%
Index (1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares (inception            -10.31%         5.35%          3.88%
3/16/93)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares (inception             -6.64%         4.01%           N/A
8/29/95)
----------------------------------

(1) From 12/31/89

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-years) (because Class B shares convert to Class A shares 72 months after purchase, the `life-of-class" return for Class B uses Class A performance for this period after conversion); for Class C, the 1% contingent deferred sales charge for the 1-year period. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index performance reflects investment of income but does not consider transaction costs. The Fund's investments may vary from the securities in the index.


Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2000, except that the numbers for Class N shares, which is a new class of shares, are based on the Fund's anticipated expenses for Class N shares during the upcoming year.



Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------

                                  Class A   Class B    Class C Shares   Class N
                                  Shares                                 Shares

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Maximum Sales Charge (Load) on        4.75%          None      None        None
Purchases (as a % of offering
price)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Maximum Deferred Sales Charge
(Load)                                None1           5%2      1%3          1%4
(as % of the lower of the
original offering
price or redemption proceeds)

-------------------------------------------------------------------------------

1. A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-----------------------------------
                                      Class A    Class B Shares    Class C
                                      Shares                       Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fees                        0.53%         0.53%          0.53%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Distribution and/or Service            0.23%         1.00%          1.00%
(12b-1) Fees
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Other Expenses                         0.14%         0.14%          0.14%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Annual Operating Expenses        0.90%         1.67%          1.67%
-----------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------
If shares are redeemed:           1 year      3 years    5 years    10 years1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares                     $562        $748          $        $1530
                                                        950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares                     $670        $826       $1107       $1583
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares                     $270        $526          $        $1976
                                                        907
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Shares

--------------------------------

--------------------------------
If shares are not redeemed:       1 year      3 years    5 years    10 years1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares                     $562        $748        $950       $1530
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares                     $170        $526        $907       $1583
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Shares                     $170        $526        $907       $1976
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Shares

--------------------------------


In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments
THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. Under normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities. As a fundamental policy, the Fund invests at least 80% of its assets in municipal securities. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer.

     However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic events.

MUNICIPAL SECURITIES. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases, and other debt obligations. These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities. The Fund can also buy securities issued by the District of Columbia, any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

     Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund currently focuses on longer-term securities with maturities between 5 and 30 years when issued, to seek higher income.

     The Fund can buy municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax.

o    Municipal  Lease  Obligations.  Municipal  leases  are used by state  and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund does not invest more than 25% of its total assets in municipal securities that at the time of purchase are not "investment-grade." "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's or Fitch or another nationally recognized rating organization, or (if unrated) are judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the Statement of Additional Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

     The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

o Special Credit Risks of Lower-Grade Securities. Municipal securities that are below investment grade (these are sometimes called "junkbonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.


CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustee can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks although some are designed to help reduce overall investment risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.

     Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless.
OtherDerivatives.  The  Fund  can  invest  in  derivative  securities  that  pay interest that depends on the change in value of an underlying asset, interest rate or index. Options and futures (discussed below) are also examples of derivatives. The Fund may use derivatives to seek increased returns or to try to hedge investment risks. Examples of external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.
  o There Are Special Risks in Using Derivatives. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. For example, the Fund will not invest more than 20% of its total assets in inverse floaters.
Puts and Stand-By  Commitments.  The Fund can acquire "stand-by  commitments" or
     "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid  Securities.  Investments  may be illiquid  because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy a security that has a restriction on its resale.
Hedging. The Fund can buy and sell futures contracts,  put and call options,  or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal. Hedging involves risks. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's returns.
Temporary  Defensive  Investments.  The Fund can  invest up to 100% of its total assets in temporary defensive investments during periods of unusual market conditions. Generally they would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective. The Fund may also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.


How the Fund is Managed
THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement which states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.
     The Manager has been an investment advisor since 1960. The Manager (including subsidiaries) managed more than $125 billion in assets as of October 31, 2000, including other Oppenheimer funds, with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     Portfolio Manager. The portfolio manager of the Fund is Jerry Webman. Mr. Webman is Senior Vice President and Director of the Fixed Income Department of the Manager. Prior to joining the Manager in February 1996, Mr. Webman was a Vice President at Prudential Investment Corporation from November, 1990.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended July 31, 2000, was 0.53% of average annual net assets for each class of shares.


ABOUT YOUR ACCOUNT

How to Buy Shares
HOW DO YOU BUY SHARES?  You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares. Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
  o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
  o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
  o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.
HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional purchases at any time with as little as $25. There are reduced minimum investments under special investment plans.
  o With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.
  o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.
Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".
     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.
The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
ClassA Shares.  If you buy Class A shares,  you pay an initial  sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
ClassB Shares.  If you buy Class B shares,  you pay no sales  charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
ClassC Shares.  If you buy Class C shares,  you pay no sales  charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

ClassN Shares. Class N shares are offered only through retirement plans that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or that have assets of $500,000 or more or 100 or more of eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly.

------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .
  o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.
     However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.
  o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences In Account Features That Matter To You? Some account features (such as checkwriting) may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting privileges are not available for Class B or Class C shares.


How Do Share Classes Affect Payments to My Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                Front-End Sales Front-End Sales
-------------------------------   Charge As a     Charge As a    Commission as
                                 Percentage of   Percentage of   Percentage of
                                Offering Price        Net          Offering
Amount of Purchase                              Amount Invested      Price
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Less than $50,000                    4.75%           4.98%           4.00%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$50,000 or more but less than        4.50%           4.71%           4.00%
$100,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$100,000 or more but less than       3.50%           3.63%           3.00%
$250,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$250,000 or more but less than       2.50%           2.56%           2.25%
$500,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$500,000 or more but less than       2.00%           2.04%           1.80%
$1 million
--------------------------------

ClassA Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

     If you redeem any of those shares within an 18 month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.


Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in "Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

  The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

 -------------------------------------
 Years Since Beginning of Month in    Contingent Deferred Sales Charge on
 Which Purchase Order Was Accepted    Redemptions In that Year (As % of
                                      Amount Subject to Charge)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 0-1                                  5.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 1-2                                  4.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2-3                                  3.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 3-4                                  3.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 4-5                                  2.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 5-6                                  1.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 6 and following                      None
 -------------------------------------

 In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
     Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares you hold convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.


HOW CAN YOU BUY CLASS N SHARES? As discussed above, Class N shares are offered only through retirement plans that purchase Class N shares of one or more Oppenheimer funds totaling $500,000 or more, or that have assets of $500,000 or more, or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly. A contingent deferred sales charge of 1.00% will be imposed if the retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.


  DISTRIBUTION AND SERVICE (12b-1)PLANS.
Service Plan For Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans For Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

     The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% and the asset-based sales charge increases Class N expense by 0.25% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The Distributor currently pays a sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

     The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


     The Distributor currently pays sales commissions of 1.00% of the purchase price of Class N shares to dealers from its own resources at the time of sale. The Distributor retains the asset-based sales charge on Class N shares.



Special Investor Services
ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
  o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
  o have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
     You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

     AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310. Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C and Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.


How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
  o You wish to redeem more than $100,000 and receive a check o The redemption check is not payable to all shareholders listed on the account statement
  o The redemption check is not sent to the address of record on your account statement
  o Shares are being transferred to a Fund account with a different owner or name
  o Shares are being redeemed by someone (such as an Executor) other than the owners


Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

   o  a U.S. bank, trust company, credit union or savings association,
   o  a foreign bank that has a U.S. correspondent bank,
   o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
   o a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds By Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL? Write a "letter of instructions" that includes:
  o  Your name
  o  The Fund's name
  o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
  o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-------------------------------------------------------------------------------
Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231
-------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.
  o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310
     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits On Amounts Redeemed By Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1.800.852.8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.
  o Checks can be written to the order of whomever you wish, but may not be cashed at the bank. The checks are payable through the Fund's custodian bank.
  o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
  o Checks must be written for at least $100.
  o Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value.
  o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
  o Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares you own, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request). With respect to Class N shares, if you redeem your shares within 18 calendar months of the end of the calendar month in which the retirement plan first purchased shares of the Fund or the retirement plan is terminated or eliminates Class N shares of all Oppenheimer funds as an investment option within 18 calendar months of the end of the calendar month in which the Fund was selected and you redeem your shares within 18 months of the plan's first purchase of the Fund, a 1% contingent deferred sales charge will be imposed.



      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
   o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.


How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
  o Shares of the fund selected for exchange must be available for sale in your state of residence.
  o The prospectuses of both funds must offer the exchange privilege. o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
  o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
  o Before exchanging into a fund, you must obtain and read its prospectus.

Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
  o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
  o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
  o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
  o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies
     More information about the Fund's policies and procedures for buying, selling and exchanging shares shares is continued in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests  will not be honored  until the Transfer  Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption prices for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.


Dividends and Taxes
DIVIDENDS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

     The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and the distributions paid on Class B and C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
     Fund.
Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest  some
     distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.


TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for Federal individual income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.
     Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income. Remember There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights
The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

                            Appendix to Prospectus of
                         Oppenheimer Municipal Bond Fund

      Graphic Material included in the Prospectus of Oppenheimer  Municipal Bond
Fund: "Annual Total Returns (Class A) (% as of 7/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Municipal Bond Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

                  Calendar          Oppenheimer
                            Year Municipal Bond Fund
                  Ended             Class A Shares

                  12/31/99              -5.09%
                  12/31/98               6.05%
                  12/31/97               9.38%
                  12/31/96               5.17%
                  12/31/95              18.28%
                  12/31/94              -9.19%
                  12/31/93              13.79%
                  12/31/92               9.20%
                  12/31/91              12.11%
                  12/31/90               5.93%

                                       97
INFORMATION AND SERVICES

For  More  Information  on  Oppenheimer   Municipal  Bond  Fund:  The  following
additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

-------------------------------------------------------------------------------
By Telephone:                    Call OppenheimerFunds Services toll-free:
                                 1.800.525.7048
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
By Mail:                         Write to:
                                 OppenheimerFunds Services
                                 P.O. Box 5270
                                 Denver, Colorado 80217-5270
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
On the Internet:                 You can send us a request by e-mail or
                                 read or down-load documents on
                                 the OppenheimerFunds web site:
                                 http://www.oppenheimerfunds.com
-------------------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the request SEC's e-mail address: http://www. publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SEC File No. 811-2668                     The Fund's shares are distributed
by:
PR0310.001.1100                     [logo] Oppenheimer Funds Distributors,
Inc.
Printed on recycled paper.                               Distributor, Inc.
                                               Oppenheimer Municipal Bond Fund

6803 South Tuscon Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated January 8, 2001

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 8, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


Contents
                                      Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...
    The Fund's Investment Policies......................................
    Other Investment Techniques and Strategies..........................
    Investment Restrictions.............................................
How the Fund is Managed ................................................
    Organization and History............................................
    Trustees and Officers of the Fund...................................
    The Manager.........................................................
    Brokerage Policies of the Fund......................................
    Distribution and Service Plans......................................
    Performance of the Fund.............................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report
Financial Statements ...................................................

Appendix A: Municipal Bond Ratings......................................
Appendix B: Industry Classifications....................................
Appendix C: Special Sales Charge Arrangements and Waivers...............

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

     However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

     There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

     |X| Municipal Bonds. We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

     Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

            |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

            |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

     In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

     Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.

     The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

     In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

     To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

     The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

     Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

     A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

     |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

            |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue   Anticipation   Notes.   These  are  notes  issued  in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

            |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

            |_| Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

     |X| Tax Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

     |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
     |_| the frequency of trades and price quotations for such securities; |_| the number of dealers or other potential buyers willing to purchase
      or sell such securities; |_| the availability of market-makers; and |_| the nature of the trades for such securities.

     While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

     Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

     |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Corporation and Fitch, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

     Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

     The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

     A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

     Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

     The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

     |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligation.

     The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

     |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

     Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

     |X| When-Issued and Delayed Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

     When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

     The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

     When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify to its Custodian cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X| Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

     The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

     |X| Puts and Standby Commitments. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

     The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

     The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     |X| Illiquid Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. The Fund's fundamental policies prohibit it from purchasing any restricted security that would require registration with the Securities and Exchange Commission before it could be sold publicly.

     |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

     The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     |X| Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:
     |_| sell interest rate futures or municipal bond index futures, |_| buy puts on such futures or securities, or |_| write covered calls on securities, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

     The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
     |_| buy interest rate futures or municipal bond index futures, or |_| buy calls on such futures or on securities.

     The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     |_| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

     A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

     Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

     At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

     The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

     Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

     |_| Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

     |_| Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1) After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2) Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
(4) The Fund may write calls on futures contracts that it owns, but these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.

     When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

     The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

     The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

     |_| Purchasing Calls and Puts. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option must not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

     When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

     The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

     When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

     |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

     The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund may pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

     If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

     An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

     |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

     |X| Temporary Defensive Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
     |_| short-term municipal securities;
     |_|     obligations  issued or guaranteed  by the U.S.  Government or its agencies or instrumentalities;
     |_|     corporate debt  securities  rated within the three highest grades by a nationally recognized rating agency;
     |_|     commercial  paper rated "A-1" by S&P, or a  comparable  rating by
       another nationally recognized rating agency; and |_| certificates of deposit of domestic banks with assets of $1 billion or more.

     |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to met its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

     |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
     |_|67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
     |_|          more than 50% of the outstanding shares.

     The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

     |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

     |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the Prospectus or this Statement of Additional Information.

     |_| The Fund cannot lend any of its assets. However, repurchase agreements and the purchase of debt securities in accordance with the Fund's other investment policies and restrictions are permitted. The Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities.

     |_| The Fund cannot borrow money in excess of 10% of the value of its total assets. The Fund may borrow only from banks as a temporary measure for extraordinary or emergency purposes, and not for the purpose of leveraging its investments. No assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt. However, the use of escrow or other collateral arrangements in connection with hedging instruments is permitted.

     |_| The Fund cannot invest more than 5% of the value of its total assets in the securities of any one issuer. The Fund cannot acquire more than 10% of the total value of all outstanding securities of any one issuer. In both cases, this restriction does not apply to securities of the U.S. Government or its agencies or instrumentalities.

     |_| The Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to the Fund's investments in municipal securities or in obligations issued by the U.S. Government and its agencies or instrumentalities.

         |_| The Fund cannot invest in real estate. This restriction shall not prevent the Fund from investing in Municipal Securities or other permitted securities that are secured by real estate or interests in real estate.

     |_| The Fund cannot purchase securities on margin. However, the Fund may obtain such short-term credits that may be necessary for the clearance of purchases and sales of securities. Furthermore, the Fund may make margin deposits in connection with the use of hedging instruments as permitted by any of its other fundamental policies.

     |_| The Fund cannot sell securities short.

     |_| The Fund cannot underwrite securities or invest in securities that are subject to restrictions on resale.

     |_| The Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

     |_| The Fund cannot invest in securities of any other investment company, except in connection with a merger with another investment company.

     |_|  The  Fund  cannot  issue  any  bonds,   debentures  or  senior  equity
securities.

     The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder vote) that prohibits the Fund from issuing senior securities. However, that policy does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

     Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

     In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

     The Manager has no present intention of investing more than 25% of the total assets of the Fund in securities of issuers located in the same state, or in securities paying interest derived from revenues of similar types of projects. Neither of these is a fundamental policy, and therefore, either of them may be changed without shareholder approval. Should any such change occur, the Prospectus and/or this Statement of Additional Information will be supplemented or revised to reflect the change.

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was originally incorporated in Maryland in 1976 but was reorganized in 1987 as a Massachusetts business trust.

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


     |_| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:

     |_|                has its own dividends and distributions,
     |_|                  pays certain  expenses  which may be  different  for
   the different classes,
     |_|                  may have a different net asset value,
     |_|                  may have separate  voting rights on matters in which
        the interests of one class are different from the interests of another class, and
     |_| votes as a class on matters that affect that class alone.

     |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

     Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

     |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer California Municipal Fund      Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Preservation Fund      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund        Oppenheimer Multi-Sector Income Trust
                                           Oppenheimer   Multi-State   Municipal
Oppenheimer Discovery Fund                 Trust
Oppenheimer Emerging Growth Fund           Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                    Oppenheimer U.S. Government Trust
Oppenheimer Global Fund                    Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund    Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                    Oppenheimer World Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Small  Company
Fund

     Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 8, 2000, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74. 399 Ski Trail, Smoke Rise, New Jersey 07405 Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice
President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Zurich Allied AG and Allied Zurich p.l.c. (insurance investment management); Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative.

Jerry A. Webman, Vice President and Portfolio Manager, Age: 50. Two World Trade Center, New York, New York 10048-0203 Senior Vice President of the Manager (since February 1996) and of HarborView Asset Management Corporation (since May
1999); a portfolio manager of other Oppenheimer funds; before joining the Manager in February 1996, he was an officer and portfolio manager with Prudential Mutual Funds - Investment Management, Inc. (March 1986 - February
1996).

Andrew J. Donohue, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer,  Principal Financial and Accounting Officer, Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).


Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

     |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and prior to July 31, 1999 Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 2000. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1999.

 ------------------------------------------------------------------------------


                                              Retirement    Compensation
                                              Benefits      From all
                              Aggregate       Accrued       New York-Based
 Director's Name              Compensation    as Fund       Oppenheimer Funds
 and Other Positions          From Fund (1)   Expenses      (29 Funds) (2)

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                    Leon Levy     $10,507        $5,644          $166,700

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

          Robert G. Galli (3)     $2,440           $0            $177,715
 Study Committee Member

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
         Philip Griffiths (4)     $1,032           $0             $5,125

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
            Benjamin Lipstein     $9,711         $5,507          $144,100
 Study Committee Chairman
 Audit Committee Member
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        Elizabeth B. Moynihan     $4,714         $1,753          $101,500
 Study Committee Member
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

           Kenneth A. Randall     $5,990         $3,305          $93,100
 Audit Committee Chairman

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
              Edward V. Regan     $2,687           $0            $92,100
 Proxy Committee Chairman,
 Audit Committee Member
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Russell S. Reynolds, Jr.         $3,103         $1,093          $68,900
 Proxy Committee Member
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Donald Spiro                     $1,101           $0            $10,250

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
       Clayton K. Yeutter (5)     $1,777           $0            $51,675
 Proxy Committee Member
 ------------------------------------------------------------------------------
(1) Aggregrate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director.
(2)   For the 1999 Calendar year.

  Total compensation for the 1999 calendar year includes compensation received for services as trustee (director) of ten other Oppenheimer funds.

(4)  Includes $1,032 deferred under Deferred Compensation Plan described below.
(5)   Includes $355 deferred under Deferred Compensation Plan described below.


     |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

     |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

     Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

     |X| Major Shareholders. As of November 8, 2000, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were the following:

      Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive E., Floor 3, Jacksonville, Florida 32246, which owned 559,791.229 Class B shares (9.63% of the Class B shares then outstanding), for the benefit of its customers.

      Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive E., Floor 3, Jacksonville, Florida 32246, which owned 127,445.114 Class C shares (9.84% of the Class C shares then outstanding), for the benefit of its customers.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

             The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

          ------------------------------------------------------------
                 Fiscal Year              Management Fee Paid to
                 Ending 7/31              OppenheimerFunds, Inc.
          ------------------------------------------------------------
          ------------------------------------------------------------
                     1998                       $3,563,611
          ------------------------------------------------------------
          ------------------------------------------------------------
                     1999                       $3,651,960
          ------------------------------------------------------------
          ------------------------------------------------------------
                     2000                       $3,203,499
          ------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

     Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

     The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more of funds advised by the Manager purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among the funds.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders).

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is discussed in the table below:

 ------------------------------------------------------------------------------
            Aggregate     Class A     Commissions   Commissions   Commissions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
 Year         Sales        Sales         Shares        Shares       Shares
 Ended     Charges on     Charges     Advanced by   Advanced by   Advanced by
  7/31:      Class A    Retained by   Distributor1  Distributor1 Distributor1
             Shares     Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   1998     $896,039      $197,524      $135,952      $675,133      $62,750
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   1999     $801,669      $216,077      $65,289       $707,523      $71,786
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2000     $447,841      $117,360      $42,151       $282,071      $28,093
 ------------------------------------------------------------------------------
 1.The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------
             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal Year Deferred Sales       Deferred Sales        Deferred Sales Charges
 Ended 7/31: Charges              Charges               Retained by
             Retained by          Retained by           Distributor
             Distributor          Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2000           $28,514              $299,760               $20,741
 ------------------------------------------------------------------------------

     For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans."


Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and Service Plans for its Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class.


     Under the plans the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform at no cost to the Fund. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

     Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B shares automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by Class.
     While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

     Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

     Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the plans and has set no minimum asset amount needed to qualify for payments.

     |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares.

     For the fiscal year ended July 31, 2000, payments under the Plan for Class A shares totaled $1,163,111, all of which was paid by the Distributor to recipients. That included $92,596 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.


     |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The Class B, Class C and Class N plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance.

     The Distributor presently intends to pay recipients the service fee on Class B, Class C and Class N shares in advance for the first year the shares are outstanding. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B, Class C and Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

     The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

     The asset-based sales charge on Class B, Class C and Class N shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

     |_|pays sales commissions to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
     |_|may  finance  payment of sales  commissions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
     |_| employs personnel to support distribution of shares, and
     |_|    bears the costs of sales literature,  advertising and prospectuses
        (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.


-------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan       $702,540       $570,027       $1,782,711         3.12%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan       $145,341            $          $224,766          1.85%
                               42,406
-------------------------------------------------------------------------------


     All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance during its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

     The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

     Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
     |_|Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
     |_|The Fund's  performance  returns do not  reflect  the effect of taxes on distributions.
     |_|An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
     |_|The  principal  value of the  Fund's  shares,  and its  yields and total
        returns are not guaranteed and normally will fluctuate on a daily basis. |_|When an investor's shares are redeemed, they may be worth more or less than their original cost.
     |_|Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

     The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------


                                       a-b       6
             Standardized Yield = 2 [( ----- + 1)  -1]
                                       cd

------------------------------------------------------------------------------
     The symbols above represent the following factors:
     a =  dividends and interest earned during the 30-day period.
     b =  expenses accrued for the period (net of any expense assumptions).
     c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
     d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

     |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

     The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

     |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

     The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

     The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your Federal taxable income (the net amount subject to Federal income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

 ------------------------------------------------------------------------------
          The Fund's Yields for the 30-Day Periods Ended 7/31/00
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                                         Tax-Equivalent Yield
               Standardized Yield     Dividend Yield       (39.6% Fed. Tax
                                                                        Bracket)
 Class of
 Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
               Without     After    Without     After    Without      After
                Sales      Sales     Sales      Sales     Sales       Sales
                Charge    Charge     Charge    Charge     Charge     Charge
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A        5.46%      5.19%     5.57%      5.30%     9.04%       8.59%
 ------------------------------------------------------------------------------
 Class B        4.68%       N/A      4.85%       N/A      7.75%        N/A
 ------------------------------------------------------------------------------
 Class C        4.68%       N/A      4.85%       N/A      7.75%        N/A
 ------------------------------------------------------------------------------

     |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

     In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

     |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

------------------------------------------------------------------------------
     |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------
            ERV - P
            ------- = Total Return
               P

------------------------------------------------------------------------------

     |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

 ------------------------------------------------------------------------------
          The Fund's Total Returns for the Periods Ended 7/31/00
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
          Cumulative Total             Average Annual Total Returns
          Returns (10 years
          or life of class)

 Class of
 Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                                 5-Year           10-Year
                                 1-Year        (or life of      (or life of
                                                 class)           class)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           After   Without   After   Without  After  Without  After   Without
           Sales    Sales    Sales    Sales   Sales   Sales   Sales    Sales
           Charge   Charge   Charge  Charge  Charge  Charge   Charge   Charge
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A  74.67%(1) 83.38%   -5.56%  -0.85%   3.98%   5.00%   5.74%    6.25%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B  34.26%(2) 34.26%   -6.28%  -1.62%   3.86%   4.19%  4.08%(2) 4.08%(2)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C  22.39%(3) 22.39%   -2.55%  -1.62%  4.19%(3)4.19%(3)  N/A      N/A
 ------------------------------------------------------------------------------
  1.Inception of Class A: 10/27/76
  2.Inception of Class B: 3/16/93.
  3.Inception of Class C: 8/29/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

     |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other general municipal bond funds. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

     |_| Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

     The Fund may also compare its total return ranking to that of other funds in its Morningstar category. In addition to its star ratings. Those total return rankings are percentage from one percent to one hundred percent and are not risk adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

     |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors may also wish to compare the Fund's Class A, Class B or Class C returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund received Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three (3) days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

     |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
     |_|Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
     |_|Current  purchases  of Class A and  Class B shares of the Fund and other
        Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
     |_|Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

     A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

     |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

                                        Oppenheimer   Main   Street   California
Oppenheimer Bond Fund                   Municipal Fund
                                        Oppenheimer  Main Street Growth & Income
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer  Capital  Income  Fund  Oppenheimer  Main  Street  Opportunity  Fund
Oppenheimer  Capital  Preservation  Fund  Oppenheimer Main Street Small Cap Fund
Oppenheimer  California  Municipal  Fund  Oppenheimer  MidCap  Fund  Oppenheimer
Champion Income Fund Oppenheimer Multiple Strategies Fund Oppenheimer Convertible Securities Fund Oppenheimer Municipal Bond Fund Oppenheimer
Developing Markets Fund Oppenheimer New York Municipal Fund Oppenheimer Disciplined Allocation Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Disciplined Value Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Discovery Fund Oppenheimer Quest Balanced Value Fund
                                        Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund             Inc.
                                        Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Emerging Growth Fund        Inc.
Oppenheimer Emerging Technologies Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Europe Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Florida Municipal Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Global Fund Oppenheimer Real Asset Fund Oppenheimer Global Growth & Income Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Strategic Income Fund Oppenheimer Growth Fund Oppenheimer Total Return Fund, Inc. Oppenheimer High Yield Fund Oppenheimer Trinity Core Fund Oppenheimer Insured Municipal Fund Oppenheimer Trinity Growth Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Trinity Value Fund Oppenheimer International Bond Fund Oppenheimer U.S. Government Trust Oppenheimer International Growth Fund Oppenheimer World Bond Fund Oppenheimer International Small Company Fund Limited-Term New York Municipal Fund Oppenheimer Large Cap Growth Fund Rochester Fund Municipals Oppenheimer Limited-Term Government Fund

And the following money market funds:

Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
Centennial Government Trust              Oppenheimer Cash Reserves
Centennial Money Market Trust            Oppenheimer Money Market Fund, Inc.

     There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bounded by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

     |_| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds-employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

     If you make payments from your bank to purchase shares of the Fund, your bank account will be debited automatically. Normally, the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or your can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

     The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares in general are sold subject to an initial sales charge. While Class B and Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation for selling Fund shares may receive different levels of compensation for selling to one class of shares than another.


     The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

     |_| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

     The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

     Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. It is done by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

     |_|Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
     |_|The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued,
        (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
        (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
     |_|The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
        (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
     |_|Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures.

     If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

          In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

     Puts, calls, interest rate futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.

     In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
     |_| Class A shares that you purchased subject to an initial sales charge or
         Class A shares on which a contingent deferred sales charge was paid, or |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.
Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.


     If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

     Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

     Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in "Waivers of Class B and Class C Sales Charges" below).

By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

     The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

     o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
     o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
     o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
     o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
     o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
         o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
     o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
     o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

     |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. With respect to Class N shares, if you redeem your shares within 18 months of the retirement plan's first purchase or the retirement plan eliminates the Fund as a plan investment option within 18 months of selecting the Fund, a 1% contingent deferred sales charge will be imposed on the plan.

     Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.


     |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

     |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

     The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


     The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among Class A, Class B and Class C shares.


Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for Federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from Federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

     A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

     A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures; or
(4) an excess of net short-term capital gain over net long-term capital loss from the Fund.

     The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to Federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for Federal income tax purposes to the extent of exempt-interest dividends received on such shares.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

     Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. The Fund's Transfer Agent, OppenheimerFunds Services, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on an "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit Insurance. Those uninsured balances may at times be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                       C-1
                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

                                               Moody's Investors Service, Inc.
------------------------------------------------------------------------------

                                                        Long-Term Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term obligations that are investment grade. Short-term speculative obligations are designated "SG." For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments. The second element (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.


------------------------------------------------------------------------------
                                             Standard & Poor's Rating Services

                                                      Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "p" symbol indicates that the rating is provisional. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

------------------------------------------------------------------------------
International Short-Term Credit Ratings
------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods Marine/Aviation Facilities Multi-Family Housing Municipal Leases Non Profit Organization Parking Fee Revenue Pollution Control Resource Recovery Revenue Anticipation Notes Sales Tax Revenue Sewer Utilities Single Family Housing Special Assessment Special Tax Sports Facility Revenue Student Loans Tax Anticipation Notes Tax & Revenue Anticipation Notes Telephone Utilities Water Utilities


                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").
Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.
 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."2 This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases by a Retirement Plan (other than an IRA or 403(b)(7)
         custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2)   has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
              Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
              mutual funds, other than those advised or managed by Merrill
              Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b)
              are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets
              invested in money market funds) invested in Applicable
              Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
|_| The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
|_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|      Shares   purchased  by  the   reinvestment  of  loan  repayments  by  a
         participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)

         To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.3 (5) Under a Qualified Domestic Relations Order, as defined in the Internal
              Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
              Code.
(7)           To make  "substantially  equal periodic  payments" as described in
              Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.4
         (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III.  Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
|-|

      Distributions  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.5
(5)   To make distributions required under a Qualified Domestic Relations
              Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
              Code.
(7)           To make  "substantially  equal periodic  payments" as described in
              Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.6 (9) On account of the participant's separation from service.7 (10) Participant-directed redemptions to purchase shares of a mutual fund
              (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      |_|Redemptions  of Class B shares  or  Class C shares  under an  Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates.
|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party. |_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
                      Funds Who Were Shareholders of Former
                              Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.    Oppenheimer   Quest   Small   Cap
                                        Value Fund
  Oppenheimer Quest Balanced Value Fund Oppenheimer  Quest  Global  Value
                                        Fund
  Oppenheimer  Quest  Opportunity Value
  Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest   for  Value   U.S.   Government Quest for  Value  New York  Tax-Exempt
Income Fund                              Fund
  Quest  for  Value  Investment  Quality Quest  for Value  National  Tax-Exempt
Income Fund                              Fund
  Quest for Value Global Income Fund     Quest for Value California  Tax-Exempt
                                         Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X|         Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                           Initial Sales Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.


     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

  Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
                                            Account
  Connecticut Mutual Government             CMIA LifeSpan Capital
Securities Account                          Appreciation Account
  Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
           Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or more of the Former Connecticut
              Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
              Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


            VI. Special Reduced Sales Charge for Former Shareholders of
                           Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


VII.  Sales Charge Waivers on Purchases of Class M Shares of
                   Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: |_| the Manager and its affiliates, |_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                      C-61
------------------------------------------------------------------------------
Oppenheimer Municipal Bond Fund
------------------------------------------------------------------------------


Internet Web Site:
     ww.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217-5270
     1-800-525-7048

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown & Platt
     1675 Broadway
     New York, New York 10019-5820

                                      1234



PX0310.0101


--------
1Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money
Market Fund, Inc.; Mr. Griffiths is also not a Trustee of Oppenheimer
Discovery Fund.
2 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
3 This provision does not apply to IRAs.
4 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
5 This provision does not apply to IRAs.
6 This provision does not apply to loans from 403(b)(7) custodial plans. 7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.


                         OPPENHEIMER MUNICIPAL BOND FUND

FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a)   Amended and  Restated  Declaration  of Trust dated  September  16, 1996:
Previously filed with Registrant's Post-Effective Amendment No. 37 (11/20/96) and incorporated herein by reference .

(b) Amended and Restated By-Laws dated as of June 4, 1998: Previously filed with Registrant's Post-Effective Amendment No. 41(11/27/98) and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with the Registrant's Post Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with the Registrant's Post Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with the Registrant's Post Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.


      (iv)  Specimen Class N Share Certificate: Filed herewith.

 (d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 27 (2/28/91), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(e)   (i)  General   Distributor's   Agreement   dated   December   10,  1992:
Previously   filed  with   Registrant's   Post-Effective   Amendment   No.  30
(3/16/93), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

  (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

                                       (iii)    Form    of    OppenheimerFunds
Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

            (iv)   Form   of   OppenheimerFunds   Distributor,   Inc.   Agency
Agreement: Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f) (i) Retirement Plan for Non-Interested Trustees or Directors dated 6/7/90: Previously filed with Post-Effective Amendment No. 97 of
Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

       (ii)  Retirement  Plan  for  Non-Interested  Trustees  or  Directors
dated 6/7/90 - Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586) 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii)  Form  of  Deferred   Compensation   Agreement  for  Disinterested
Trustees: Filed with Post-Effective Amendment No.26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g) (i) Custody Agreement dated October 7, 1976: Previously filed with Registrant's Post-Effective Amendment No. 2 (5/18/77), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference .

      (ii) Assignment and Amendment dated May 1, 1987 of Custody Agreement dated October 7, 1976 among Oppenheimer Tax-Free Bond Fund, Inc., Citibank, N.A., and Oppenheimer Tax-Free Bond Fund: Previously filed with Registrant's Post-Effective Amendment No. 22, 5/1/87, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Amendment dated as of March, 1978 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Amendment dated as of August 13, 1980 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

  (v) Amendment dated September 28, 1984 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective
Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi) Amendment dated June 16, 1986 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to registration statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference.

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated May 1, 1987: Previously filed with Registrant's Post-Effective Amendment No. 22 (5/1/87) , refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(j)   Independent Auditor's Consent: To be filed by amendment.


(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,  Inc.  to  Registrant  dated
October 1, 1976: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

(m)   (i) Service Plan and  Agreement  for Class A shares dated June 20, 1994:
Previously filed with the Registrant's Post Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for Class B shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.


          (iv) Form of Distribution and Service Plan and Agreement for Class N shares: Filed herewith.


(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through 8/24/99: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), 8/27/99, and incorporated herein by reference.

     ---                  Powers of Attorney  for all  Trustees/Directors  and
     Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.



Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

           Name and Current Position Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Amy Adamshick,
Vice President

Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Chartered Financial Analyst.

Edward Amberger,
Assistant Vice President            None.

Janette Aprilante,
Assistant Vice President            None.

Victor Babin,
Senior Vice President               None.

Bruce L. Bartlett,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer           Formerly Senior Vice President  (until May
                                     1998).

Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning
Assistant Vice President            None.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                      None.

Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Jeffrey Burns,
Vice                                President, Assistant Counsel Stradley, Ronen
                                    Stevens    and    Young,    LLP    (February
                                    1998-September 1999).

Bruce Burroughs,
Vice President

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael A. Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation.

John Cardillo,
Assistant Vice President            None.

Elisa Chrysanthis
Assistant Vice President            None.

H.C. Digby Clements,
Vice President: Rochester Division  None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of  the  Board  and  a  director
                                    (since  June  1999)  and  Senior  Managing
                                    Director    (since   December   1998)   of
                                    HarbourView Asset Management  Corporation;
                                    a  director  (since  March  2000)  of  OFI
                                    Private Investments,  Inc.; Trustee (1993)
                                    of  Awhtolia  College -  Greece;  formerly
                                    Chief  Executive  Officer  of  HarbourView
                                    Asset  Management   Corporation  (December
                                    1998 - June 1999).

John Davis
Assistant Vice President            EAB Financial (April 1998-February 1999).

Robert A. Densen,
Senior Vice President               None.

Ruggero de'Rossi
Vice President                      Formerly,  Chief Strategist at ING Barings
(July
                                    1998 - March 2000).

Sheri Devereux,
Vice President          None.

Max Dietshe
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President            None.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since September
                                    1993) and a director  (since January 1992)
                                    of   the   Distributor;   Executive   Vice
                                    President,    General    Counsel    (since
                                    September  1995)  and  a  director  (since
                                    August   1994)   of   HarbourView    Asset
                                    Management    Corporation,     Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000),  and of PIMCO Trust Company  (since
                                    May 2000);  President  and a  director  of
                                    Centennial  Asset  Management  Corporation
                                    (since  September 1995) and of Oppenheimer
                                    Real Asset  Management,  Inc.  (since July
                                    1996);   Vice  President  and  a  director
                                    (since       September       1997)      of
                                    OppenheimerFunds  International  Ltd.  and
                                    Oppenheimer   Millennium   Funds   plc;  a
                                    director    (since    April    2000)    of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable trust program established by the Manager; General Counsel (since May
                                    1996) and Secretary  (since April 1997) of
                                    Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                      None.

Daniel Engstrom,
Assistant Vice President            None.

Armond Erpf
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice   President   and  Secretary  of  the
                                    Distributor;  Secretary  and  Director  of
                                    Centennial Asset  Management  Corporation;
                                    Vice    President    and    Secretary   of
                                    Oppenheimer Real Asset  Management,  Inc.;
                                    Secretary of HarbourView  Asset Management
                                    Corporation,    Oppenheimer    Partnership
                                    Holdings,   Inc.,   Shareholder  Financial
                                    Services,  Inc. and Shareholder  Services,
                                    Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    presently he holds the following other positions: Director (since 1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House..

David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).

Colleen Franca,
Assistant Vice President            None.

Crystal French
Vice President                      None.

Dan Gangemi,
Vice President                      None.

Subrata Ghose
Assistant Vice President            Formerly,   Equity   Analyst  at  Fidelity
                                    Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President            None.

Alan Gilston,
Vice President                      None.

Jill Glazerman,
Vice President                      None.

Paul Goldenberg,
Vice President

Mikhail Goldverg
Assistant Vice President            None.

Laura Granger,
Vice President

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of PIMCO Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President               None.

Robert Guy,
Senior Vice President               None.

Robert Haley,
Assistant Vice President            None.

Kelly Haney,
Assistant Vice President

Thomas B. Hayes,
Vice President                      None.

Dorothy Hirshman,
Assistant Vice President            None

Merryl Hoffman,
Vice President and
Senior Counsel                      None

Merrell Hora,
Assistant Vice President            None.

Scott T. Huebl,
Vice President                      None.

James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).

David Hyun,
Vice President Formerly portfolio manager, technology analyst and research associate at Fred Alger Management, Inc. (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President               Formerly   Vice   President   of   Product
                                    Management  at  Ameritrade   (until  March
                                    2000).

Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      Senior Vice  President  (since April 2000)
                                    of    HarbourView     Asset     Management
                                    Corporation.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President            None.

------------------------------------------------------------------------------
Deborah Kaback,
------------------------------------------------------------------------------
Vice President and
Senior Counsel                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).

Lewis Kamman
Vice President                      Senior   Consultant   for  Bell   Atlantic
                                    Network     Integration,     Inc.    (June
                                    1997-December 1998).

Jennifer Kane
Assistant Vice President            None.

Lynn Oberist Keeshan
Senior Vice President Formerly (until March 1999) Vice President, Business Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Walter Konops,
Assistant Vice President            None.

Avram Kornberg,
Senior Vice President               None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President An officer and/or portfolio manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President            None.

Christopher Leavy
Senior Vice President Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000) and an Analyst and Portfolio Manager at Crestar Asset Management (1995-1997).

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

Malissa Lischin
Assistant Vice President            Formerly  Associate  Manager,   Investment
                                    Management  Analyst at Prudential  (1996 -
                                    March 2000).

David Mabry,
Vice President                      None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director                        President,  Chief Executive  Officer and a
                                    director   (since   March   2000)  of  OFI
                                    Private  Investments,  Inc., an investment
                                    adviser   subsidiary   of   the   Manager;
                                    Chairman  and a  director  of  Shareholder
                                    Services,  Inc.  (since  August  1994) and
                                    Shareholder   Financial   Services,   Inc.
                                    (since  September  1995),  transfer  agent
                                    subsidiaries  of  the  Manager;  President
                                    (since  September  1995)  and  a  director
                                    (since   October   1990)  of   Oppenheimer
                                    Acquisition  Corp.,  the Manager's  parent
                                    holding    company;    President    (since
                                    September  1995)  and  a  director  (since
                                    November 1989) of Oppenheimer  Partnership
                                    Holdings,    Inc.,   a   holding   company
                                    subsidiary  of the Manager;  President and
                                    a  director   (since   October   1997)  of
                                    OppenheimerFunds  International  Ltd.,  an
                                    offshore  fund  management  subsidiary  of
                                    the Manager and of Oppenheimer  Millennium
                                    Funds  plc;  a  director  of   HarbourView
                                    Asset Management  Corporation  (since July
                                    1991)  and  of   Oppenheimer   Real  Asset
                                    Management,   Inc.   (since   July  1996),
                                    investment  adviser  subsidiaries  of  the
                                    Manager;  a director (since April 2000) of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the  Manager;  a  director  of  Prudential
                                    Corporation plc (a U.K.  financial service
                                    company);   President  and  a  trustee  of
                                    other    Oppenheimer    funds;    formerly
                                    President  of  the  Manager  (June  1991 -
                                    August 2000).

Steve Macchia,
Vice President                      None.

Marianne Manzolillo,
Assistant Vice President

Philip T. Masterson,
Vice President                      None.

Loretta McCarthy,
Executive Vice President            None.

Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Joy Milan
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.

Margaret Mudd
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).

John Murphy,
President, Chief Operating
Officer                             and   Director   President   of   MassMutual
                                    Institutional Funds and the MML Series Funds until September 2000.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    June 1999).

Frank Pavlak,
Vice President                      Formerly.   Branch  Chief  of   Investment
                                    Company Examinations at U.S. Securities and Exchange Commission (January 1981 -
                                    December 1998).

James Phillips
Assistant Vice President            None.

David Pellegrino
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            None.

Julie Radtke,
Vice President                      None.

Thomas Reedy,
Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None

David Robertson,
Senior Vice President

Jeffrey Rosen,
Vice President                      None.

Marci Rossell,
Vice President and                  Corporate Economist     Economist     with
                                    Federal  Reserve  Bank  of  Dallas  (April
                                    1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President            President     and    director    of    the
                                    Distributor;  Vice President  (since March
                                    2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President            President  and  director  of   Shareholder
                                    Services,  Inc.; formerly Chief Operations
                                    Officer for American  International  Group
                                    (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Assistant Vice President            Assistant  Vice  President   (since  March
                                    2000) of OFI Private Investments, Inc.

Jeff Schneider,
Vice President                      Formerly   (until   May  1999)   Director,
                                    Personal Decisions International.

Ellen Schoenfeld,
Vice President                      None.

Allan Sedmak
Assistant Vice President            None.

Jennifer Sexton,
Vice President          None.

Martha Shapiro,
Assistant Vice President            None.

Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer,
Vice President                      None.

Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                      None.

Gregg Stitt,
Assistant Vice President            None.

John Stoma,
Senior Vice President               None.

Deborah Sullivan,
Assistant Vice President,
Assistant Counsel

Kevin Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
Development
                                    At  Evergreen  Investor   Services,   Inc.
(June 1995 -
                                    May 1999).

James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

Paul Temple,
Vice President                      Formerly  (until  May  2000)  Director  of
                                    Product Development at Prudential.

Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.

Phillip Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group (April 1996 - June 1999).

Sloan Walker
Vice President

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Fixed Income.

Barry Weiss,
Assistant Vice President            Fitch IBCA (1996 - January 2000)

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Catherine White,
Assistant Vice President

William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International Equities; Senior Vice President of HarbourView Asset Management Corporation.

Donna Winn,
Senior Vice President               Vice  President  (since March 2000) of OFI
                                    Private Investments, Inc.

Brian W. Wixted,
Senior Vice President and
Treasurer               Treasurer  (since March 1999) of HarbourView  Asset
Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant
Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999).

Carol Wolf,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; serves on the Board of Chinese Children Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's Hospital Oncology Department.

Kurt Wolfgruber
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Domestic    Equities;    member   of   the
                                    Investment  Product  Review  Committee and
                                    the  Executive  Committee  of  HarbourView
                                    Asset  Management  Corporation;   formerly
                                    (until  April  2000) a  Managing  Director
                                    and  Portfolio   Manager  at  J.P.  Morgan
                                    Investment Management, Inc.

Caleb Wong,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain   Oppenheimer  funds  (since  June
                                    1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal Zamore,
Vice President                      Director  e-Commerce;  formerly (until May
                                    2000) Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President            None.

Arthur J. Zimmer,
Senior Vice President               Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  Vice President of Centennial
                                    Asset Management  Corporation;  an officer
                                    and/or   portfolio   manager   of  certain
                                    Oppenheimer funds.

Susan Zimmerman,
Vice President                      None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

            New York-based Oppenheimer Funds

            Oppenheimer California Municipal Fund
            Oppenheimer Capital Appreciation Fund
            Oppenheimer Capital Preservation Fund
------------------------------------------------------------------------------
            Oppenheimer Developing Markets Fund
------------------------------------------------------------------------------
            Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals

            Denver-based Oppenheimer Funds

            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust
------------------------------------------------------------------------------
            Centennial Government Trust
------------------------------------------------------------------------------
            Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund
            Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                 Positions & Offices        Positions        &
Offices
Business Address                 with Underwriter           with Registrant

Jason Bach                       Vice President             None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)            Vice President             None

Peter Beebe                      Vice President             None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship           Vice President             None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                   Senior Vice President      None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                  Vice President             None

Robert Coli                      Vice President             None
12 White Tail Lane
Bedminster, NJ 07921


William Coughlin                 Vice President             None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                    Vice President             None

Stephen Demetrovits(2)           Vice President             None

Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson                  Vice President             None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro                   Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser                Vice President             None

Andrew John Donohue(2)           Executive Vice President   Secretary
                                  and Director

G. Patrick Dougherty (2)         Vice President             None

Cliff Dunteman                   Vice President             None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich                 Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                      Vice President             None
35 Crown Terrace
Yardley, PA  19067

George Fahey                     Vice President             None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                      Vice President             None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)             Vice President and         None
                                 Corporate Secretary

Mark Ferro                       Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)            Vice President             None

Brian Flahive                    Assistant Vice President   None

John ("J") Fortuna(2)            Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)               Assistant Vice President   None

Luiggino Galleto                 Vice President             None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                    Vice President             None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity                Vice President             None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)                   Senior Vice President/     None
                                 National Sales Manager

Michael Guman                    Vice President             None
3913 Pleasent Avenue
Allentown, PA 18103

Webb Heidinger                   Vice President             None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery                   Vice President             None
184 Park Avenue
Rochester, NY 14607

Brian Husch(2)                   Vice President             None

Edward Hrybenko (2)              Vice President             None

Richard L. Hymes(2)              Assistant Vice President   None

Byron Ingram(1)                  Assistant Vice President   None

Kathleen T. Ives(1)              Vice President             None

Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                  Vice President             None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                     Vice President             None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh                   Vice President             None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123

Brian G. ly                      Vice President             None
60 Larkspur Road
Fairfield, CT  06430

Michael Keogh(2)                 Vice President             None

Lisa Klassen(1)                  Assistant Vice President   None

Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                     Vice President             None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                        Vice President             None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                     Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                   Vice President             None

Michael Magee(2)                 Vice President             None

Steve Manns                      Vice President             None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                      Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                  Assistant Vice President   None

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello              Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John McDonough                   Vice President             None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                     Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                 Senior Vice President      None

Charles Murray                   Vice President             None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                     Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura            Vice President             None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                      Vice President             None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)                  Vice President             None

Chad V. Noel                     Vice President             None
------------------------------------------------------------------------------
2408 Eagleridge Drive
------------------------------------------------------------------------------
Henderson, NV  89014

Raymond Olson(1)                 Assistant Vice President   None
                                   & Treasurer

Alan Panzer                      Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                    Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                     Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)                 Vice President             None

Steve Puckett                    Vice President             None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                  Senior Vice President      None

Minnie Ra                        Vice President             None
------------------------------------------------------------------------------
100 Dolores Street, #203
------------------------------------------------------------------------------
Carmel, CA 93923

Dustin Raring                    Vice President             None
184 South Ulster
Denver, CO 80220

Michael Raso                     Vice President             None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone - Ricter(2)      Assistant Vice President   None

Ruxandra Risko(2)                Vice President             None

David Robertson(2)               Senior Vice President,     None
                                 Director of Variable
                                    Accounts

Kenneth Rosenson                 Vice President             None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                    President & Director       None

William Rylander (2)             Vice President             None

Alfredo Scalzo                   Vice President             None
9616 Lale Chase Island Way
Tampa, FL  33626

Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)                 Vice President             None

Douglas Smith                    Vice President             None
808 South 194th Street
Seattle,WA 98148

David Sturgis                    Vice President             None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                      Vice President             None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)               Vice President             None

Andrew Sweeny                    Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                   Senior Vice President      None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX  76092

Martin Telles(2)                 Senior Vice President      None

David G. Thomas                  Vice President             None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                Assistant Vice President   None

Mark Vandehey(1)                 Vice President             None

Brian Villec (2)                 Vice President             None

Andrea Walsh(1)                  Vice President             None

Suzanne Walters(1)               Assistant Vice President   None

Michael Weigner                  Vice President             None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                Vice President             None
6930 East Ranch Road
Cave Creek, AZ  85331

Cary Wozniak                     Vice President             None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)                  Vice President             None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of November, 2000.


                         OPPENHEIMER MUNICIPAL BOND FUND

                        By:  /s/  Bridget A. Macaskill*
                               ---------------------------------------
                               Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                    Date

/s/ Leon Levy*                Chairman of the

----------------------------------                          Board of Trustees
November 28, 2000
Leon Levy

/s/ Donald W. Spiro*          Vice Chairman of the          November 28, 2000
----------------------------------                          Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*     President and                 November 28, 2000
---------------------------------                           Chief Executive
Bridget A. Macaskill          Officer and Trustee

/s/ Brian W. Wixted*          Treasurer and Chief           November 28, 2000
---------------------------------                           Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       November 28, 2000

----------------------------------
Robert G. Galli


/s/ Phillip A. Griffiths      Trustee                       November 28, 2000

---------------------------------
Phillip A. Griffiths


/s/ Benjamin Lipstein*        Trustee                       November 28, 2000

---------------------------------
Benjamin Lipstein


/s/ Elizabeth B. Moynihan*    Trustee                       November 28, 2000

---------------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*       Trustee                       November 28, 2000

---------------------------------
Kenneth A. Randall


/s/ Edward V. Regan*          Trustee                       November 28, 2000

---------------------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.* Trustee                       November 28, 2000

---------------------------------
Russell S. Reynolds, Jr.


/s/ Clayton K. Yeutter*       Trustee                       November 28, 2000

---------------------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact